Investments Under Resale Agreements and Obligations Under Repurchase Agreements - Schedule of Instruments Acquired Under Agreements to Resell (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	$ 109,467	$ 28,524
Foreign Institution Securities [member] | Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	17,351	21,248
Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	606	4,984
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	14,533	2,292
Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	76,977
Up to three months [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	109,467	28,524
Up to three months [member] | Foreign Institution Securities [member] | Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	17,351	21,248
Up to three months [member] | Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	606	4,984
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	14,533	$ 2,292
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	$ 76,977